COMMITMENTS, CONTINGENCIES, AND ENVIRONMENTAL MATTERS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES, AND ENVIRONMENTAL MATTERS

 COMMITMENTS, CONTINGENCIES, AND ENVIRONMENTAL MATTERS

COMMITMENTS

In addition to those reported in our 2014 Annual Report on Form 10-K, TEP entered into the following long-term commitments through March 31, 2015:

	2015	2016	2017	2018	2019	Thereafter	Total
	Millions of Dollars
Fuel, Including Transportation	$1	$2	$2	$2	$2	$47	$56
Purchased Power	30	11	—	—	—	—	41

Total Purchase Commitments	$31	$13	$2	$2	$2	$47	$97

CONTINGENCIES

Navajo Generating Station Lease Extension

Navajo Generating Station (Navajo) is located on a site that is leased from the Navajo Nation with an initial lease term through 2019. The Navajo Nation signed a lease amendment that would extend the lease from 2019 through 2044. The participants in Navajo, including TEP, have not signed the lease amendment. Certain participants have expressed an interest in discontinuing their participation in Navajo. Negotiations are ongoing, and all parties will likely agree to the terms. To become effective, this lease amendment must be signed by all of the participants, approved by the Department of the Interior, and is subject to environmental reviews. TEP owns 7.5% of Navajo. In the first quarter of 2015, TEP recorded additional estimated lease expense of approximately $1 million with the expectation that the lease amendment will become effective. At March 31, 2015, TEP’s balance sheet reflects a total liability related to the lease amendment of $3 million recorded in Deferred Credits and Other Liabilities—Other.

Claims Related to Springerville Generating Station Unit 1

On November 7, 2014, the Springerville Unit 1 Third-Party Owners filed a complaint (FERC Action) against TEP at the FERC alleging that TEP had not agreed to wheel power and energy for the Third-Party Owners in the manner specified in the Springerville Unit 1 facility support agreement between TEP and the Third-Party Owners and for the cost specified by the Third-Party Owners. The Third-Party Owners requested an order from the FERC requiring such wheeling of the Third-Party Owners’ energy from their Springerville Unit 1 interests beginning on January 1, 2015 to the Palo Verde switchyard and for the price specified by the Third-Party Owners. On December 3, 2014, TEP filed an answer to the FERC Action denying the allegations and requesting that the FERC dismiss the complaint. On February 19, 2015, the FERC issued an order denying the Third-Party Owners complaint. On March 23, 2015, the Third-Party Owners filed a request for rehearing in the FERC Action. On April 7, 2015, TEP filed an answer in response to the request for rehearing. The FERC has not yet ruled on the request for rehearing.

On December 19, 2014, the Third-Party Owners filed a complaint against TEP in the Supreme Court of the State of New York, New York County (New York Action), alleging, among other things, that TEP has refused to comply with the Third-Party Owners’ instructions to schedule their entitlement share of power and energy, that TEP failed to comply with their instructions to specify the level of fuel and fuel handling services, that TEP has failed to properly operate, maintain and make capital investments in Springerville Unit 1 during the term of the leases, that TEP has not agreed to wheel power and energy in the manner required as set forth in the FERC Action, and that TEP has breached fiduciary duties claimed to be owed to the Third-Party Owners. The New York Action seeks declaratory judgments, injunctive relief, damages in an amount to be determined at trial and the Third-Party Owners’ fees and expenses. On February 20, 2015, TEP filed a motion to dismiss in the New York Action that requested that the court dismiss various counts of the complaint. On March 20, 2015, the Third-Party Owners filed a first amended complaint which includes all the counts that were in the original complaint except those alleging that TEP refused to comply with the Third-Party Owners instructions to schedule power and energy and to specify the level of fuel and fuel handling services, which have been dropped. The amended complaint also includes new counts alleging that TEP has failed to pay the Third-Party Owners approximately $71 million in liquidated damages they allege they are owed (see following paragraph), that TEP has failed to properly operate, maintain and make capital investments in Springerville Unit 1 since the leases have expired, that TEP has converted the Third-Party Owners’ water rights and that TEP has been unjustly enriched as a result, and that TEP has breached the lease transaction documents by refusing to pay certain of the Third-Party Owners’ claimed expenses. On April 20, 2015, TEP filed a motion to compel arbitration and to dismiss or stay certain counts of the amended complaint in the New York Action.

On December 22, 2014, Wilmington Trust Company, as Owner Trustees and Lessors under the leases of the Third-Party Owners, sent a notice to TEP that alleges that TEP has defaulted under the Third-Party Owners’ leases. The notice states that the Owner Trustees, as Lessors, are exercising their rights to keep the undivided interests idle and demanding that TEP pay, on January 1, 2015, liquidated damages totaling approximately $71 million. On January 26, 2015, Wilmington Trust Company sent a second notice repeating the allegations in the December 22, 2014 notice. In a letter to Wilmington Trust Company, TEP denied the allegations in the second notice.

On April 20, 2015, TEP filed a demand for arbitration with the American Arbitration Association seeking an award of the Third-Party Owners share of unreimbursed expense and capital expenditures for Springerville Unit 1. As of March 31, 2015, TEP has billed the Third-Party Owners approximately $6 million for their pro-rata share of Springerville Unit 1 expenses and less than $0.5 million for their pro-rata share of capital costs, none of which has been paid as of May 4, 2015.

TEP cannot predict the outcome of the claims relating to Springerville Unit 1 and, due to the general and non-specific scope and nature of the injunctive relief sought for these claims, TEP cannot determine estimates of the range of loss at this time. TEP intends to vigorously defend itself against the claims asserted by the Third-Party Owners.

Claims Related to San Juan Generating Station

San Juan Coal Company (SJCC) operates an underground coal mine in an area where certain gas producers have oil and gas leases with the federal government, the State of New Mexico, and private parties. These gas producers allege that SJCC’s underground coal mine interferes with their operations, reducing the amount of natural gas they can recover. SJCC compensated certain gas producers for any remaining production from wells deemed close enough to the mine to warrant plugging and abandoning them. These settlements, however, do not resolve all potential claims by gas producers in the area. TEP owns 50% of Units 1 and 2 at San Juan Generating Station (San Juan), which represents approximately 20% of the total generation capacity at San Juan, and is responsible for its share of any settlements. TEP cannot estimate the impact of any future claims by these gas producers on the cost of coal at San Juan.

In August 2013, the Bureau of Land Management (BLM) proposed regulations that, among other things, redefine the term “underground mine” to exclude high-wall mining operations and impose a higher surface mine coal royalty on high-wall mining. SJCC utilized high-wall mining techniques at its surface mines prior to beginning underground mining operations in January 2003. If the proposed regulations become effective, SJCC may be subject to additional royalties on coal delivered to San Juan between August 2000 and January 2003 totaling approximately $5 million of which TEP’s proportionate share would approximate $1 million. TEP cannot predict the final outcome of the BLM’s proposed regulations.

In February 2013, WildEarth Guardians (WEG) filed a Petition for Review in the United States District Court of Colorado against the Office of Surface Mining (OSM) challenging federal administrative decisions affecting seven different mines in four states issued at various times from 2007 through 2012. In its petition, WEG challenges several unrelated mining plan modification approvals, which were each separately approved by OSM. Of the fifteen claims for relief in the WEG Petition, two concern SJCC’s San Juan mine. WEG’s allegations concerning the San Juan mine arise from OSM administrative actions in 2008. WEG alleges various National Environmental Policy Act (NEPA) violations against OSM, including, but not limited to, OSM’s alleged failure to provide requisite public notice and participation, alleged failure to analyze certain environmental impacts, and alleged reliance on outdated and insufficient documents. WEG’s petition seeks various forms of relief, including a finding that the federal defendants violated NEPA by approving the mine plans, voiding, reversing, and remanding the various mining modification approvals, enjoining the federal defendants from re-issuing the mining plan approvals for the mines until compliance with NEPA has been demonstrated, and enjoining operations at the seven mines. SJCC intervened in this matter. The Court granted SJCC’s motion to sever its claims from the lawsuit and transfer venue to the United States District Court for the District of New Mexico, where this matter is now proceeding. If WEG ultimately obtains the relief it has requested, such a ruling could require significant expenditures to reconfigure operations at the San Juan mine, impact the production of coal, and impact the economic viability of the San Juan mine and San Juan. TEP cannot currently predict the outcome of this matter or the range of its potential impact.

Claims Related to Four Corners Generating Station

In October 2011, EarthJustice, on behalf of several environmental organizations, filed a lawsuit in the United States District Court for the District of New Mexico against Arizona Public Service Company (APS) and the other Four Corners Generating Station (Four Corners) participants alleging violations of the Prevention of Significant Deterioration (PSD) provisions of the Clean Air Act at Four Corners. In January 2012, EarthJustice amended their complaint alleging violations of New Source Performance Standards resulting from equipment replacements at Four Corners. Among other things, the plaintiffs seek to have the court issue an order to cease operations at Four Corners until any required PSD permits are issued and order the payment of civil penalties, including a beneficial mitigation project. In April 2012, APS filed motions to dismiss with the court for all claims asserted by EarthJustice in the amended complaint. The parties exchanged settlement proposals in January and February 2015, and have agreed to have the matter stayed until June 1, 2015 to make continued progress toward a final agreement that would resolve this matter without further litigation. A final consent decree version is currently being circulated for signature by all of the parties.

TEP owns 7% of Four Corners Units 4 and 5 and is liable for its share of any resulting liabilities. TEP’s estimated share of the settlement offer submitted by APS in August 2014 is less than $1 million. TEP cannot predict the final outcome of the claims relating to Four Corners, and, due to the general and non-specific nature of the claims and the indeterminate scope and nature of the injunctive relief sought for this claim, TEP cannot determine estimates of the range of costs at this time.

In May 2013, the New Mexico Taxation and Revenue Department issued a notice of assessment for coal severance tax, penalties, and interest totaling $30 million to the coal supplier at Four Corners. In December 2013, the coal supplier and Four Corners’ operating agent filed a claim contesting the validity of the assessment on behalf of the participants in Four Corners, who will be liable for their share of any resulting liabilities. TEP’s share of the assessment based on its ownership of Four Corners is approximately $1 million. TEP cannot predict the final outcome or timing of resolution of this claim.

Mine Closure Reclamation at Generating Stations Not Operated by TEP

TEP pays ongoing reclamation costs related to coal mines that supply generating stations in which TEP has an ownership interest but does not operate. TEP is liable for a portion of final reclamation costs upon closure of the mines servicing Navajo, San Juan, and Four Corners. TEP’s share of reclamation costs at all three mines is expected to be $52 million upon expiration of the coal supply agreements, which expire between 2017 and 2031. The reclamation liability recorded was $23 million at March 31, 2015 and $22 million at December 31, 2014.

Amounts recorded for final reclamation are subject to various assumptions, such as estimations of reclamation costs, the dates when final reclamation will occur, and the credit-adjusted risk-free interest rate to be used to discount future liabilities. As these assumptions change, TEP will prospectively adjust the expense amounts for final reclamation over the remaining coal supply agreements’ terms. TEP does not believe that recognition of its final reclamation obligations will be material to TEP in any single year because recognition will occur over the remaining terms of its coal supply agreements.

TEP’s PPFAC allows us to pass through final reclamation costs, as a component of fuel cost, to retail customers. Therefore, TEP classifies these costs as a regulatory asset by increasing the regulatory asset and the reclamation liability over the remaining life of the coal supply agreements and recovers the regulatory asset through the PPFAC as final mine reclamation costs are paid to the coal suppliers.

Discontinued Transmission Project

TEP and UNS Electric had initiated a project to jointly construct a 60-mile transmission line from Tucson, Arizona to Nogales, Arizona in response to an order by the ACC to UNS Electric to improve the reliability of electric service in Nogales. At this time, TEP and UNS Electric will not proceed with the project based on the cost of the proposed 345-Kilo-volt (kV) line, the difficulty in reaching agreement with the United States Forest Service on a path for the line, and concurrence by the ACC that recent transmission additions by TEP and UNS Electric support elimination of this project. TEP and UNS Electric plan to maintain the Certificate of Environmental Compatibility (CEC) previously granted by the ACC for this project in contemplation of using the route, or a portion thereof, to serve future customers and to address reliability needs. As part of the 2013 TEP Rate Order, TEP agreed to seek recovery of the project costs from the FERC before seeking rate recovery from the ACC. In 2012, TEP wrote off $5 million of the capitalized costs believed not probable of recovery and recorded a regulatory asset of $5 million for the balance deemed probable of recovery in TEP’s next FERC rate case.

Performance Guarantees

The participants in each of the remote generating stations in which TEP participates, including TEP, have guaranteed certain performance obligations of the other participants. Specifically, in the event of payment default of a participant, the non-defaulting participants have agreed to bear a proportionate share of expenses otherwise payable by the defaulting participant. In exchange, the non-defaulting participants are entitled to receive their proportionate share of the generating capacity of the defaulting participants. As of March 31, 2015, there have been no such payment defaults under any of the remote generating station agreements. TEP’s joint participation agreements for the San Juan, Navajo, Four Corners and Luna generating facilities expire in 2019 through 2046.

ENVIRONMENTAL MATTERS

Environmental Regulation

The Environmental Protection Agency (EPA) limits the amount of sulfur dioxide (SO2), nitrogen oxide (NOx), particulate matter, mercury and other emissions released into the atmosphere by power plants. TEP may incur added costs to comply with future changes in federal and state environmental laws, regulations, and permit requirements at its power plants. Complying with these changes may reduce operating efficiency. TEP expects to recover the cost of environmental compliance from its ratepayers.

Coal Combustion Residuals Regulations

In April 2015, the EPA issued a final rule requiring all coal ash and other coal combustion residuals to be treated as a solid waste under Subtitle D of the Resource Conservation and Recovery Act (RCRA) while allowing for the continued recycling of coal ash. TEP is in the process of evaluating the final impacts of the rule on our coal fired generation. However, TEP does not anticipate significant impacts to our existing facilities where coal combustion residual are managed. The additional requirements would apply to lateral expansion of those existing landfills or to any new landfill.

Hazardous Air Pollutant Requirements

In February 2012, the EPA issued final rules for the control of mercury emissions and other hazardous air pollutants from power plants. Based on the EPA’s final Mercury and Air Toxics Standards (MATS) rules, additional emission control equipment would have been required by April 2015. However, TEP, as operator of Springerville and Sundt, and the operator of Navajo have received extensions until April 2016 to comply with the MATS rules. TEP’s share of the estimated costs to comply with the MATS rules includes the following:

Estimated Mercury Emissions Control Costs:	Navajo	Springerville(1)
	Millions of Dollars
Capital Expenditures	$1	$5
Annual O&M Expenses	1	1

(1)	Total capital expenditures and annual O&M expenses represent amounts for Springerville Units 1 & 2, with estimated costs split equally between the two units. In January 2015, TEP completed the purchase of 49.5% of Springerville Unit 1. With the completion of the purchase, Third Party Owners are responsible for 50.5% of environmental costs attributable to Springerville Unit 1. TEP will continue to be responsible for 100% of environmental costs attributable to Springerville Unit 2.

TEP expects Four Corners, Sundt, and San Juan’s current emission controls to be adequate to comply with the EPA’s MATS rules. A study determined that Four Corners’ emission controls are adequate. Therefore, TEP expects no additional capital expenditures or O&M expenses will be incurred to comply. Although expected to be compliant, Sundt would be required to install additional monitoring equipment, at an estimated cost of less than $1 million, to continue to burn coal after the MATS rules become effective.

Regional Haze Rules

The EPA’s Regional Haze Rules require emission controls known as Best Available Retrofit Technology (BART) for certain industrial facilities emitting air pollutants that reduce visibility in national parks and wilderness areas. The rules call for all states to establish goals and emission reduction strategies for improving visibility. States must submit these goals and strategies to the EPA for approval. Because Navajo and Four Corners are located on land leased from the Navajo Nation, they are not subject to state oversight; the EPA oversees regional haze planning for these power plants.

In the western U.S., Regional Haze BART determinations have focused on controls for NOx, often resulting in a requirement to install Selective Catalytic Reduction (SCR). Complying with BART rules, and with other future environmental rules, may make it economically impractical to continue operating all or a portion of the Navajo, San Juan, and Four Corners power plants or for individual owners to continue to participate in these power plants. These BART provisions do not apply to Springerville Units 1 and 2 since they were constructed in the 1980s which is after the time frame as designated by the rules. Other provisions of the Regional Haze Rules requiring further emission reduction are not likely to impact Springerville operations until after 2018. TEP cannot predict the ultimate outcome of these matters.

TEP’s estimated costs involved in meeting these rules are:

Estimated NOx Emissions Control Costs:	Navajo	San Juan(1)	Four Corners(3)	Sundt(4)
	Millions of Dollars
Capital Expenditures	$28	$37	$44	$12
Annual O&M Expenses	1	1	2	5-6

(1)	In August 2014, the EPA published a final Federal Implementation Plan (FIP) wherein: one unit at Navajo will be shut down by 2020; SCR (or the equivalent) will be installed on the remaining two units by 2030; and conventional coal-fired generation will cease by December 2044. The final BART includes options that accommodate potential ownership changes at the plant. The plant has until December 2019 to notify the EPA which option will be implemented. In addition, the installation of SCR technology could increase particulates which may require that baghouses be installed. TEP owns 7.5% of Navajo. TEP’s share of the capital cost of baghouses in addition to the SCR costs reflected in the table above is approximately $28 million with O&M on the baghouses expected to be less than $1 million per year.
(2)	In October 2014, the EPA published a final rule approving a revised State Implementation Plan (SIP) covering BART requirements for San Juan, which includes the closure of Units 2 and 3 by December 2017 and the installation of Selective Non-Catalytic Reduction (SNCR) on Units 1 and 4 by February 2016. TEP owns 50% of Units 1 and 2 at San Juan. TEP expects its share of the cost to install SNCR technology on San Juan Unit 1 to be approximately $12 million. Additionally, the SIP approval references a New Source Review permit issued by the New Mexico Environment Department in November 2013 which, among other things, calls for balanced draft upgrades on San Juan Unit 1 to reduce particulate matter emissions. Public Service Company of New Mexico (PNM), the operator of San Juan, is currently installing SNCR and making the necessary balanced draft modifications to San Juan Unit 1. TEP’s share of the balanced draft upgrades is expected to be approximately $25 million for a total of $37 million in capital expenditures. TEP’s share of incremental annual operating costs for SNCR for San Juan Unit 1 is estimated at $1 million. Prior to the shutdown of any units at San Juan, PNM, the operator, must first obtain New Mexico Public Regulation Commission approval. At March 31, 2015, the net book value of TEP’s share in San Juan Unit 2 was $109 million. TEP submitted a depreciation study in its 2013 Rate Case which identified an excess of required generation depreciation reserves. As stipulated in the 2013 Rate Order, TEP will seek the ACC’s authority to apply any excess generation depreciation reserves to the unrecovered book value of any early retirement of generation assets prior to seeking additional recovery. TEP expects the excess generation depreciation reserves to fully cover the costs associated with early retirement of Unit 2.
(3)	In December 2013, APS, on behalf of the co-owners of Four Corners, notified the EPA that they have chosen an alternative BART compliance strategy; as a result, APS closed Units 1, 2, and 3 in December 2013 and has agreed to the installation of SCR on Units 4 and 5 by July 2018. TEP owns 7% of Four Corners Units 4 and 5.
(4)	In June 2014, the EPA issued a final rule that would require TEP to either (i) install, by mid-2017, SNCR and dry sorbent injection if Sundt Unit 4 continues to use coal as a fuel source, or (ii) permanently eliminate coal as a fuel source as a better-than-BART alternative by the end of 2017. Under the rule, TEP is required to notify the EPA of its decision by March 2017. We expect to make a decision by early 2016 as part of our MATS compliance plan for Sundt. At March 31, 2015, the net book value of the Sundt coal handling facilities was $17 million. If the coal handling facilities are retired early, TEP will request ACC approval to recover all the remaining costs of the coal handling facilities.

COMMITMENTS, CONTINGENCIES, AND ENVIRONMENTAL MATTERS

COMMITMENTS

At December 31, 2014, TEP had the following firm, non-cancellable, minimum purchase obligations and operating leases.

	2015	2016	2017	2018	2019	Thereafter	Total
	Millions of Dollars
Fuel, Including Transportation	$76	$78	$76	$49	$49	$285	$613
Purchased Power	22	7	—	—	—	—	29
Transmission	6	6	6	6	4	16	44
Renewable Power Purchase Agreements	45	45	45	45	44	565	789
RES Performance-Based Incentives	8	8	8	8	8	76	116
Operating Leases:
Land Easements and Rights-of-Way	2	1	1	1	2	77	84
Operating Leases Other	1	1	1	1	1	5	10

Total Purchase Commitments	$160	$146	$137	$110	$108	$1,024	$1,685

Fuel

TEP has long-term contracts for the purchase and delivery of coal with various expiration dates through 2031. Amounts paid under these contracts depend on actual quantities purchased and delivered. Some of these contracts include a price adjustment clause that will affect the future cost. TEP expects to spend more than the minimum purchase obligations to meet its fuel requirements. TEP’s fuel costs are recoverable from customers through the PPFAC.

TEP has firm transportation agreements with capacity sufficient to meet its load requirements. These contracts expire in various years between 2017 and 2040.

Purchased Power and Transmission

TEP has agreements with utilities and other energy suppliers for purchased power to meet system load and energy requirements, replace generation from company-owned units under maintenance and during outages, and meet operating reserve obligations. In general, these contracts provide for capacity payments and energy payments based on actual power taken under the contracts. These contracts expire through 2017. Certain of these contracts are at a fixed price per MW and others are indexed to natural gas prices. The commitment amounts included in the table are based on projected market prices as of December 31, 2014.

TEP has agreements with other utilities to provide transmission services. These contracts expire in various years between 2018 and 2028.

TEP’s purchased power and transmission costs are recoverable from customers through the PPFAC mechanisms.

Renewable Power Purchase Agreements and RES Performance-Based Incentives

TEP has entered into 20 year Renewable PPAs which require TEP to purchase 100% of the output of certain renewable energy generation facilities that have achieved commercial operation. These agreements have various expiration dates through 2034. TEP has entered into additional long-term renewable PPAs to comply with RES requirements; however, TEP’s obligation to purchase power under these agreements does not begin until the facilities are operational. A portion of the cost of renewable energy is recoverable through the PPFAC, with the balance of costs recoverable through the RES tariff. See Note 2 of Notes to Consolidated Financial Statements.

TEP has entered into REC purchase agreements to purchase the environmental attributes from retail customers with solar installations. Payments for the RECs are termed Performance-Based Incentives (PBIs) and are paid in contractually agreed- upon intervals (usually quarterly) based on metered renewable energy production. PBIs are recoverable through the RES tariff. See Note 2 of Notes to Consolidated Financial Statements.

Operating Leases

Our operating lease expense is primarily for rail cars, office facilities, land easements, and rights-of-way with varying terms, provisions, and expiration dates. TEP’s operating lease expense totaled $3 million in 2014, and $2 million in each of 2013 and 2012.

CONTINGENCIES

Navajo Generating Station Lease Extension

Navajo Generating Station (Navajo) is located on a site that is leased from the Navajo Nation with an initial lease term through 2019. The Navajo Nation signed a lease amendment that would extend the lease from 2019 through 2044. The participants in Navajo, including TEP, have not signed the lease amendment. Certain participants have expressed an interest in discontinuing their participation in Navajo. Negotiations are ongoing, and all parties will likely agree to the terms. To become effective, this lease amendment must be signed by all of the participants, approved by the Department of the Interior, and is subject to environmental reviews. TEP owns 7.5% of Navajo and, in December 2014, recorded additional lease expense of approximately $2 million related to the lease extension in Deferred Credits and Other Liabilities—Other on TEP’s balance sheet.

Claims Related to Springerville Generating Station Unit 1

On November 7, 2014, the Springerville Unit 1 Third-Party Owners filed a complaint (FERC Action) against TEP at the FERC alleging that TEP had not agreed to wheel power and energy for the Third-Party Owners in the manner specified in the Springerville Unit 1 facility support agreement between TEP and the Third-Party Owners and for the cost specified by the Third-Party Owners. The Third-Party Owners requested an order from the FERC requiring such wheeling of the Third-Party Owners’ energy from their Springerville Unit 1 interests beginning on January 1 2015 to the Palo Verde switchyard and for the price specified by the Third-Party Owners. On December 3, 2014, TEP filed an answer to the FERC Action denying the allegations and requesting that the FERC dismiss the complaint. On February 19, 2015, the FERC issued an order denying the Third-Party Owners complaint.

On December 19, 2014, the Third-Party Owners filed a complaint against TEP in the Supreme Court of the State of New York, New York County (New York Action), alleging, among other things, that TEP has refused to comply with the Third-Party Owners’ instructions to schedule their entitlement share of power and energy, that TEP failed to comply with their instructions to specify the level of fuel and fuel handling services, that TEP has failed to properly operate, maintain and make capital investments in Springerville Unit 1 during the term of the leases, that TEP has not agreed to wheel power and energy in the manner required as set forth in the FERC Action and that TEP has breached fiduciary duties claimed to be owed to the Third- Party Owners. The New York Action seeks declaratory judgments, injunctive relief, damages in an amount to be determined at trial and the Third-Party Owners’ fees and expenses.

On December 22, 2014, Wilmington Trust Company, as Owner Trustees and Lessors under the leases of the Third-Party Owners, sent a notice to TEP that alleges that TEP has defaulted under the Third-Party Owners’ leases. The notice states that the Owner Trustees, as Lessors, are exercising their rights to keep the undivided interests idle and demanding that TEP pay, on January 1, 2015, liquidated damages totaling approximately $71 million. On January 26, 2015, Wilmington Trust Company sent a second notice repeating the allegations in the December 22, 2014 notice.

TEP cannot predict the outcome of the claims relating to Springerville Unit 1 and, due to the general and non-specific scope and nature of the injunctive relief sought for these claims, TEP cannot determine estimates of the range of loss at this time. TEP intends to vigorously defend itself against the claims asserted by the Third-Party Owners.

Claims Related to San Juan Generating Station

San Juan Coal Company (SJCC) operates an underground coal mine in an area where certain gas producers have oil and gas leases with the federal government, the State of New Mexico, and private parties. These gas producers allege that SJCC’s underground coal mine interferes with their operations, reducing the amount of natural gas they can recover. SJCC compensated certain gas producers for any remaining production from wells deemed close enough to the mine to warrant plugging and abandoning them. These settlements, however, do not resolve all potential claims by gas producers in the area. TEP owns 50% of Units 1 and 2 at San Juan Generating Station (San Juan), which represents approximately 20% of the total generation capacity at San Juan, and is responsible for its share of any settlements. TEP cannot estimate the impact of any future claims by these gas producers on the cost of coal at San Juan.

In August 2013, the Bureau of Land Management (BLM) proposed regulations that, among other things, redefine the term “underground mine” to exclude high-wall mining operations and impose a higher surface mine coal royalty on high-wall mining. SJCC utilized high-wall mining techniques at its surface mines prior to beginning underground mining operations in January 2003. If the proposed regulations become effective, SJCC may be subject to additional royalties on coal delivered to San Juan between August 2000 and January 2003 totaling approximately $5 million of which TEP’s proportionate share would approximate $1 million. TEP cannot predict the final outcome of the BLM’s proposed regulations.

In February 2013, WildEarth Guardians (WEG) filed a Petition for Review in the United States District Court of Colorado against the Office of Surface Mining (OSM) challenging federal administrative decisions affecting seven different mines in four states issued at various times from 2007 through 2012. In its petition, WEG challenges several unrelated mining plan modification approvals, which were each separately approved by OSM. Of the fifteen claims for relief in the WEG Petition, two concern SJCC’s San Juan mine. WEG’s allegations concerning the San Juan mine arise from OSM administrative actions in 2008. WEG alleges various National Environmental Policy Act (NEPA) violations against OSM, including, but not limited to, OSM’s alleged failure to provide requisite public notice and participation, alleged failure to analyze certain environmental impacts, and alleged reliance on outdated and insufficient documents. WEG’s petition seeks various forms of relief, including a finding that the federal defendants violated NEPA by approving the mine plans, voiding, reversing, and remanding the various mining modification approvals, enjoining the federal defendants from re-issuing the mining plan approvals for the mines until compliance with NEPA has been demonstrated, and enjoining operations at the seven mines. SJCC intervened in this matter. The Court granted SJCC’s motion to sever its claims from the lawsuit and transfer venue to the United States District Court for the District of New Mexico, where this matter is now proceeding. If WEG ultimately obtains the relief it has requested, such a ruling could require significant expenditures to reconfigure operations at the San Juan mine, impact the production of coal, and impact the economic viability of the San Juan mine and San Juan. TEP cannot currently predict the outcome of this matter or the range of its potential impact.

Claims Related to Four Corners Generating Station

In October 2011, EarthJustice, on behalf of several environmental organizations, filed a lawsuit in the United States District Court for the District of New Mexico against Arizona Public Service Company (APS) and the other Four Corners Generating Station (Four Corners) participants alleging violations of the Prevention of Significant Deterioration (PSD) provisions of the Clean Air Act at Four Corners. In January 2012, EarthJustice amended their complaint alleging violations of New Source Performance Standards resulting from equipment replacements at Four Corners. Among other things, the plaintiffs seek to have the court issue an order to cease operations at Four Corners until any required PSD permits are issued and order the payment of civil penalties, including a beneficial mitigation project. In April 2012, APS filed motions to dismiss with the court for all claims asserted by EarthJustice in the amended complaint. The parties exchanged settlement proposals in January and February 2015, and have agreed to have the matter stayed until March 31, 2015 to make continued progress toward a final agreement that would resolve this matter without further litigation.

TEP owns 7% of Four Corners Units 4 and 5 and is liable for its share of any resulting liabilities. TEP’s estimated share of the settlement offer submitted by APS in August 2014 is less than $1 million. TEP cannot predict the final outcome of the claims relating to Four Corners, and, due to the general and non-specific nature of the claims and the indeterminate scope and nature of the injunctive relief sought for this claim, TEP cannot determine estimates of the range of costs at this time.

In May 2013, the New Mexico Taxation and Revenue Department issued a notice of assessment for coal severance tax, penalties, and interest totaling $30 million to the coal supplier at Four Corners. In December 2013, the coal supplier and Four Corners’ operating agent filed a claim contesting the validity of the assessment on behalf of the participants in Four Corners, who will be liable for their share of any resulting liabilities. TEP’s share of the assessment based on its ownership of Four Corners is approximately $1 million. The New Mexico Taxation and Revenue Department and APS continue with settlement negotiations. TEP cannot predict the outcome or timing of resolution of this claim.

Mine Closure Reclamation at Generating Stations Not Operated by TEP

TEP pays ongoing reclamation costs related to coal mines that supply generating stations in which TEP has an ownership interest but does not operate. TEP is liable for a portion of final reclamation costs upon closure of the mines servicing Navajo, San Juan, and Four Corners. TEP’s share of reclamation costs at all three mines is expected to be $49 million upon expiration of the coal supply agreements, which expire between 2017 and 2031. The reclamation liability (present value of future liability) recorded was $22 million at December 31, 2014 and $18 million at December 31, 2013.

Amounts recorded for final reclamation are subject to various assumptions, such as estimations of reclamation costs, the dates when final reclamation will occur, and the credit-adjusted risk-free interest rate to be used to discount future liabilities. As these assumptions change, TEP will prospectively adjust the expense amounts for final reclamation over the remaining coal supply agreements’ terms. TEP does not believe that recognition of its final reclamation obligations will be material to TEP in any single year because recognition will occur over the remaining terms of its coal supply agreements.

TEP’s PPFAC allows us to pass through final reclamation costs, as a component of fuel cost, to retail customers. Therefore, TEP classifies these costs as a regulatory asset by increasing the regulatory asset and the reclamation liability over the remaining life of the coal supply agreements and recovers the regulatory asset through the PPFAC as final mine reclamation costs are paid to the coal suppliers.

Discontinued Transmission Project

TEP and UNS Electric had initiated a project to jointly construct a 60-mile transmission line from Tucson, Arizona to Nogales, Arizona in response to an order by the ACC to UNS Electric to improve the reliability of electric service in Nogales. At this time, TEP and UNS Electric will not proceed with the project based on the cost of the proposed 345-kV line, the difficulty in reaching agreement with the United States Forest Service on a path for the line, and concurrence by the ACC that recent transmission additions by TEP and UNS Electric support elimination of this project. TEP and UNS Electric plan to maintain the Certificate of Environmental Compatibility (CEC) previously granted by the ACC for this project in contemplation of using a greater part of the route to serve future customers and to address reliability needs. As part of the 2013 TEP Rate Order, TEP agreed to seek recovery of the project costs from the FERC before seeking rate recovery from the ACC. In 2012, TEP wrote off $5 million of the capitalized costs believed not probable of recovery and recorded a regulatory asset of $5 million for the balance deemed probable of recovery in TEP’s next FERC rate case.

Performance Guarantees

The participants in each of the remote generating stations in which TEP participates, including TEP, have guaranteed certain performance obligations of the other participants. Specifically, in the event of payment default of a participant, the non-defaulting participants have agreed to bear a proportionate share of expenses otherwise payable by the defaulting participant. In exchange, the non-defaulting participants are entitled to receive their proportionate share of the generating capacity of the defaulting participants. As of December 31, 2014, there have been no such payment defaults under any of the remote generating station agreements. TEP’s joint participation agreements expire in 2016 through 2046.

ENVIRONMENTAL MATTERS

Environmental Regulation

The Environmental Protection Agency (EPA) limits the amount of sulfur dioxide (SO2), nitrogen oxide (NOx), particulate matter, mercury and other emissions released into the atmosphere by power plants. TEP capitalized $11 million in 2014, $5 million in 2013, and $2 million in 2012 in construction costs to comply with environmental requirements. TEP expects to capitalize environmental compliance costs of $28 million in 2015 and $19 million in 2016. In addition, TEP recorded O&M expenses of $5 million in 2014, $8 million in 2013, and $15 million in 2012. TEP expects environmental O&M expenses to be $4 million in each of 2015 and 2016.

TEP may incur added costs to comply with future changes in federal and state environmental laws, regulations, and permit requirements at its power plants. Complying with these changes may reduce operating efficiency. TEP expects to recover the cost of environmental compliance from its ratepayers.

Hazardous Air Pollutant Requirements

In February 2012, the EPA issued final rules for the control of mercury emissions and other hazardous air pollutants from power plants. Based on the EPA’s final Mercury and Air Toxics Standards (MATS) rules, additional emission control equipment will be required by April 2015. TEP, as operator of Springerville and Sundt, and the operator of Navajo have received extensions until April 2016 to comply with the MATS rules. TEP’s share of the estimated costs to comply with the MATS rules includes the following:

Estimated Mercury Emissions Control Costs:	Navajo	Springerville (1)
	Millions of Dollars
Capital Expenditures	$1	$5
Annual O&M Expenses	1	1

(1)	Total capital expenditures and annual O&M expenses represent amounts for both Springerville Units 1 & 2, with estimated costs split equally between the two units. TEP owns 49.5% of Springerville Unit 1 with the close of the lease option purchases in December 2014 and January 2015; Third-Party Owners are responsible for 50.5% of environmental costs attributable to Springerville Unit 1. TEP continues to be responsible for 100% of environmental costs attributable to Springerville Unit 2.

TEP expects Four Corners, Sundt, and San Juan’s current emission controls to be adequate to comply with the EPA’s MATS rules. Therefore, TEP expects no additional capital expenditures or O&M expenses will be incurred to comply. Although expected to be compliant, Sundt would be required to install additional monitoring equipment, at an estimated cost of less than $1 million, to continue to burn coal after the MATS rules become effective.

Regional Haze Rules

The EPA’s Regional Haze Rules require emission controls known as Best Available Retrofit Technology (BART) for certain industrial facilities emitting air pollutants that reduce visibility in national parks and wilderness areas. The rules call for all states to establish goals and emission reduction strategies for improving visibility. States must submit these goals and strategies to the EPA for approval. Because Navajo and Four Corners are located on land leased from the Navajo Nation, they are not subject to state oversight; the EPA oversees regional haze planning for these power plants.

In the western U.S., Regional Haze BART determinations have focused on controls for NOx, often resulting in a requirement to install selective catalytic reduction (SCR). Complying with the EPA’s BART rules, and with other future environmental rules, may make it economically impractical to continue operating all or a portion of the Navajo, San Juan, and Four Corners power plants or for individual owners to continue to participate in these power plants. The BART provisions of the Regional Haze Rules requiring emission control upgrades do not apply to Springerville Units 1 and 2 since they were constructed in the 1980s which is after the time frame as designated by the rules. Other provisions of the Regional Haze Rules requiring further emission reduction are not likely to impact Springerville operations until after 2018. TEP cannot predict the ultimate outcome of these matters.

TEP’s estimated costs involved in meeting these rules are:

Estimated NOx Emissions Control Costs:	Navajo (1)	San Juan (2)	Four Corners (3)	Sundt (4)
	Millions of Dollars
Capital Expenditures	$28	$37	$35	$12
Annual O&M Expenses	1	1	2	5-6

(1)	In August 2014, the EPA published a final FIP wherein: one unit at Navajo will be shut down by 2020; SCR (or the equivalent) will be installed on the remaining two units by 2030; and conventional coal-fired generation will cease by December 2044. The plant has until December 2019 to notify the EPA which option will be implemented. In addition, the installation of SCR technology could increase particulates which may require that baghouses be installed. TEP owns 7.5% of Navajo. TEP’s share of the capital cost of baghouses in addition to the SCR costs reflected in the table above is approximately $28 million with O&M on the baghouses expected to be less than $1 million per year.
(2)	In October 2014, the EPA published a final rule approving a revised State Implementation Plan (SIP) covering BART requirements for San Juan, which includes the closure of Units 2 and 3 by December 2017 and the installation of selective non-catalytic reduction (SNCR) and Balance Draft technology on Units 1 and 4 by February 2016. Prior to the shutdown of any units at San Juan, Public Service Company of New Mexico (PNM), the operator, must first obtain New Mexico Public Regulation Commission approval. TEP owns 50% of San Juan Unit 2. At December 31, 2014, the net book value of TEP’s share in San Juan Unit 2 was $110 million. TEP submitted a depreciation study in its 2013 Rate Case which identified an excess of required generation depreciation reserves. As stipulated in the 2013 Rate Order, TEP will seek the ACC’s authority to apply any excess generation depreciation reserves to the unrecovered book value of any early retirement of generation assets prior to seeking additional recovery. TEP expects the excess generation depreciation reserves to fully cover the costs associated with early retirement of Unit 2.
(3)	In December 2013, APS, on behalf of the co-owners of Four Corners, notified the EPA that they have chosen an alternative BART compliance strategy; as a result, APS closed Units 1, 2, and 3 in December 2013 and has agreed to the installation of SCR on Units 4 and 5 by July 2018. TEP owns 7% of Four Corners Units 4 and 5.
(4)	In June 2014, the EPA issued a final rule that would require TEP to either (i) install, by mid-2017, SNCR and dry sorbent injection if Sundt Unit 4 continues to use coal as a fuel source, or (ii) permanently eliminate coal as a fuel source as a better-than-BART alternative by the end of 2017. Under the rule, TEP is required to notify the EPA of its decision by March 2017. We expect to make a decision by early 2016 as part of our MATS compliance plan for Sundt. At December 31, 2014, the net book value of the Sundt coal handling facilities was $17 million. If the coal handling facilities are retired early, TEP will request ACC approval to recover all the remaining costs of the coal handling facilities.